Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and Other Receivables Table [Abstract]
Schedule of Trade and Other Receivables
	Years Ended June 30,
	2024	2023

Accrued interest income	157	656
R&D tax incentive receivable	4,019,286	8,583,635
Goods and services tax receivable	22,232	16,184
Accounts receivable	-	65,229
Total Trade and Other Receivables	4,041,675	8,665,704